AllianzGI Global Water Fund
AllianzGI Global Water Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 314 of the Fund’s prospectus or from your financial advisor. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s prospectus (“Intermediary Sales Charge Discounts and Waivers”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Global Water Fund		Class A	Class C	Class T	Institutional Class	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	2.50%	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Global Water Fund		Class A	Class C	Class T	Institutional Class	Class P
Management Fees		0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses		0.21%	0.21%	0.21%	0.19%	0.20%
Total Annual Fund Operating Expenses		1.41%	2.16%	1.41%	1.14%	1.15%
Expense Reduction	[1]	(0.19%)	(0.19%)	(0.19%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	1.22%	1.97%	1.22%	0.93%	0.94%
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC ("AIIianzGI U.S." or the "Manager") to irrevocably waive its management fee and/or reimburse the Fund through January 31, 2020 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.22% for Class A shares, 1.97% for Class C shares, 1.22% for Class T shares, 0.93% for Institutional Class shares and 0.94% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, don't exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI Global Water Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	667	954	1,262	2,132
Class C	300	658	1,142	2,478
Class T	371	667	984	1,883
Institutional Class	95	341	607	1,367
Class P	96	345	613	1,379

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI Global Water Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	667	954	1,262	2,132
Class C	200	658	1,142	2,478
Class T	371	667	984	1,883
Institutional Class	95	341	607	1,367
Class P	96	345	613	1,379

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2018 was 34% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that are represented in one or more of the S&P Global Water Index, the NASDAQ OMX US Water or Global Water Indices or the S-Network Global Water Index (Composite), or that are substantially engaged in water-related activities. Water-related activities consist of those that relate to the quality or availability of or demand for potable and non-potable water and include, but are not limited to, the following: water production, storage, transport and distribution; water supply-enhancing or water demand-reducing technologies and materials; water planning, control and research; water conditioning, such as filtering, desalination, disinfection and purification; sewage and liquid waste treatment; and water delivery-related equipment and technology, consulting or engineering services relating to any of the above-mentioned activities. The specific activities that the Fund may from time to time consider to qualify as “water-related activities” will change as markets, technologies and investment practices develop. Normally, the Fund invests no more than 60% of its total assets in U.S. securities and allocates its investments among securities of issuers located in at least eight different countries (which may include the U.S.), and may invest in emerging market securities.

The portfolio managers select investments on a bottom-up basis irrespective of market capitalization, geography, industry/sector or growth- or value-orientation, and ordinarily look for several of the following characteristics: higher than average sustainable growth; substantial capacity for growth of revenue and earnings; superior management; strong commitment to research and product development; and differentiated or superior product offerings aligned with the structural demand drivers. The portfolio managers consider the level of active contribution to the improvement of water resource management during the stock selection process. Companies’ Environmental, Social and Corporate Governance (“ESG”) practices are also considered as the portfolio managers believe this enhances the investment process.

In analyzing specific companies for possible investment, the portfolio managers may also consider such factors as the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In selecting investments, the portfolio managers may seek the input of a global research platform, regional portfolio managers and single country managers.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks
The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Water-Related Risk:  Because the Fund focuses its investments in water-related companies, it is particularly affected by events or factors relating to this sector, which may increase risk and volatility.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, the S&P Global Water Index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Other share classes would have different performance due to the different expenses they bear. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are different from the actual results of the predecessor class, due to differing levels of fees and expenses paid. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns — Class A

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 04/01/2009–06/30/2009	24.96%
Lowest 07/01/2011–09/30/2011	-18.24%

Average Annual Total Returns (for periods ended 12/31/18)
Average Annual Returns - AllianzGI Global Water Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	(17.29%)	1.02%	7.93%	3.32%	Mar. 31, 2008
Class C	(13.92%)	1.40%	7.72%	3.08%	Mar. 31, 2008
Class T	(14.67%)	1.65%	8.27%	3.62%	Mar. 31, 2008
Institutional Class	(12.23%)	2.46%	8.87%	4.18%	Mar. 31, 2008
Class P	(12.22%)	2.44%	8.79%	4.12%	Mar. 31, 2008
After Taxes on Distributions | Class A	(18.14%)	0.54%	7.59%	2.93%
After Taxes on Distributions and Sale of Fund Shares | Class A	(9.87%)	0.68%	6.37%	2.48%
MSCI All Country World Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)	(9.42%)	4.26%	9.46%	4.30%	Mar. 31, 2008
S&P Global Water Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)	(9.34%)	5.17%	11.04%	6.15%	Mar. 31, 2008
Lipper Global Natural Resources Funds Average	(20.21%)	(6.64%)	1.20%	(5.14%)	Mar. 31, 2008

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.